Share Based Compensation - Summary of Number of Shares and Synthetic Shares (Detail)	12 Months Ended
	Dec. 31, 2020 shares	Dec. 31, 2019 shares
Disclosure of terms and conditions of share based payment arrangement [line Items]
Maximum shares required		1,820,800
Members of Executive Board [member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Maximum shares required	11,500,000
Granted shares	3,000,000
Outstanding beginning	3,400,000
Exercised during 2020	(1,300,000)
Increase due to performance condition 2020	800,000
Outstanding ending	3,800,000
Members of Executive Board [member] | LTV 2020 [member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Maximum shares required	2,500,000
Granted shares	900,000
Increase due to performance condition 2020	400,000
Outstanding ending	1,300,000
Members of Executive Board [member] | LTV 2019 [member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Maximum shares required	3,000,000
Granted shares	600,000
Outstanding beginning	900,000
Outstanding ending	900,000
Members of Executive Board [member] | LTV 2018 [member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Maximum shares required	3,000,000
Granted shares	800,000
Outstanding beginning	1,200,000
Increase due to performance condition 2020	400,000
Outstanding ending	1,600,000
Members of Executive Board [member] | LTV 2017 [member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Maximum shares required	3,000,000
Granted shares	700,000
Outstanding beginning	1,300,000
Exercised during 2020	(1,300,000)
The President and CEO [member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Granted shares	1,500,000
Outstanding beginning	1,900,000
Exercised during 2020	(900,000)
Increase due to performance condition 2020	200,000
Outstanding ending	1,600,000
The President and CEO [member] | LTV 2020 [member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Granted shares	400,000
Increase due to performance condition 2020	200,000
Outstanding ending	600,000
The President and CEO [member] | LTV 2019 [member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Granted shares	300,000
Outstanding beginning	400,000
Outstanding ending	400,000
The President and CEO [member] | LTV 2018 [member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Granted shares	400,000
Outstanding beginning	600,000
Outstanding ending	600,000
The President and CEO [member] | LTV 2017 [member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Granted shares	400,000
Outstanding beginning	900,000
Exercised during 2020	(900,000)
Synthetic shares [member] | Executive performance plan [member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Maximum shares required	4,300,000
Synthetic shares [member] | Executive performance plan [member] | EPP 2020 [member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Maximum shares required	1,700,000
Synthetic shares [member] | Executive performance plan [member] | EPP 2019 [member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Maximum shares required	1,000,000
Synthetic shares [member] | Executive performance plan [member] | EPP 2018 [member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Maximum shares required	1,600,000
Synthetic shares [member] | Key contributor plan [member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Maximum shares required	25,800,000
Synthetic shares [member] | Key contributor plan [member] | Key Contributor Plan 2020 (KC Plan 2020) [member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Maximum shares required	11,300,000
Synthetic shares [member] | Key contributor plan [member] | Key Contributor Plan2019
Disclosure of terms and conditions of share based payment arrangement [line Items]
Maximum shares required	6,200,000
Synthetic shares [member] | Key contributor plan [member] | Key contributor plan 2018 [member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Maximum shares required	8,300,000